Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Franklin Covey Co. Disclosure for the Fiscal Year Ended August 31, 2025

Pay Versus Performance Table

The following table sets forth information concerning: (1) the compensation of our Chief Executive Officers (Mr. Whitman in 2021 and Mr. Walker in 2022, 2023, 2024, and 2025) and the average compensation for our other Named Executive Officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended August 31, 2021, 2022, 2023, 2024, and 2025 and (2) our cumulative total shareholder return (“TSR”), the cumulative TSR of our selected peer group (“S&P 600 Commercial & Professional Services Index TSR”), Net Income and Qualified Adjusted EBITDA (our company-selected measure) over such years in accordance with SEC rules for each such fiscal year:

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
							Value of Initial Fixed $100
							Investment Based on:
					Average	Average
					Summary	Compensation
	Summary	Summary	Compensation	Compensation	Compensation	Actually		Peer Grouop
	Compensation	Compensation	Actually	Actually	Table Total for	Paid to	Total	Total
	Table Total for	Table Total for	Paid to	Paid to	Non-PEO	Non-PEO	Shareholder	Shareholder	Net	Adjusted
	Mr. Whitman	Mr. Walker	Mr. Whitman	Mr. Walker	NEOs	NEOs	Return	Return	Income	EBITDA
Year	($)	($)	($)(1)	($)(1)	($)(1)	($)(1)(2)	($)	($)(3)	($000)	($000)(4)
2025	-	1,471,160	-	(1,364,744)	615,915	167,284	99.09	148.37	3,068	28,757
2024	-	3,043,048	-	2,190,612	981,354	791,382	203.95	145.88	23,402	55,273
2023	-	2,713,247	-	2,922,337	1,237,806	900,191	216.16	119.32	17,781	48,066
2022	-	2,116,006	-	3,128,299	1,334,483	2,150,488	240.98	118.56	18,430	42,197
2021	2,954,251	-	15,489,154	-	1,140,890	4,072,481	220.21	142.48	13,623	27,958

(1)
The following individuals are our Named Executive Officers for each fiscal year:

Year	CEO	Non-PEO NEOs
2025	Paul S. Walker	Jessica G. Betjemann, Stephen D. Young, M. Sean Covey, Jennifer C. Colosimo and Colleen Dom
2024	Paul S. Walker	Stephen D. Young, M. Sean Covey, Jennifer C. Colosimo, and Colleen Dom
2023	Paul S. Walker	Stephen D. Young, Robert A. Whitman, M. Sean Covey, and Jennifer C. Colosimo
2022	Paul S. Walker	Stephen D. Young, Robert A. Whitman, M. Sean Covey, and Jennifer C. Colosimo
2021	Robert A. Whitman	Stephen D. Young, Paul S. Walker, M. Sean Covey, and Colleen Dom

(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Fiscal Year	Executives	SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards Granted in Prior Fiscal Years	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c) = (i) + (ii) + (iii) + (iv) + (v)	(a) + (b) + (c)
2025	PEO: Paul S. Walker	$1,471,160	($787,965)	$193,918	($1,399,864)	($841,992)	$0	$0	($2,047,939)	($1,364,744)
	non-PEO NEOs	$615,915	($175,786)	$43,717	($184,373)	($132,190)	$0	$0	($272,846)	$167,284

(3)
TSR is cumulative for the measurement periods beginning on August 31, 2020 and ending on August 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 600 Commercial & Professional Services Index is the same index we use in our performance graph in the Company’s Annual Report on Form 10-K for the year ended August 31, 2025.
(4)
Adjusted EBITDA is a non-GAAP financial measure. For more information on the Company’s use of this metric and a reconciliation to GAAP, see “Reconciliation of Non-GAAP Financial Measures” in Appendix A of this Proxy Statement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The following individuals are our Named Executive Officers for each fiscal year:

Year	CEO	Non-PEO NEOs
2025	Paul S. Walker	Jessica G. Betjemann, Stephen D. Young, M. Sean Covey, Jennifer C. Colosimo and Colleen Dom
2024	Paul S. Walker	Stephen D. Young, M. Sean Covey, Jennifer C. Colosimo, and Colleen Dom
2023	Paul S. Walker	Stephen D. Young, Robert A. Whitman, M. Sean Covey, and Jennifer C. Colosimo
2022	Paul S. Walker	Stephen D. Young, Robert A. Whitman, M. Sean Covey, and Jennifer C. Colosimo
2021	Robert A. Whitman	Stephen D. Young, Paul S. Walker, M. Sean Covey, and Colleen Dom

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on August 31, 2020 and ending on August 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 600 Commercial & Professional Services Index is the same index we use in our performance graph in the Company’s Annual Report on Form 10-K for the year ended August 31, 2025.

PEO Total Compensation Amount	$ 1,471,160
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Fiscal Year	Executives	SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards Granted in Prior Fiscal Years	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c) = (i) + (ii) + (iii) + (iv) + (v)	(a) + (b) + (c)
2025	PEO: Paul S. Walker	$1,471,160	($787,965)	$193,918	($1,399,864)	($841,992)	$0	$0	($2,047,939)	($1,364,744)
	non-PEO NEOs	$615,915	($175,786)	$43,717	($184,373)	($132,190)	$0	$0	($272,846)	$167,284

Non-PEO NEO Average Total Compensation Amount	$ 615,915	$ 981,354	$ 1,237,806	$ 1,334,483	$ 1,140,890
Non-PEO NEO Average Compensation Actually Paid Amount	$ 167,284	791,382	900,191	2,150,488	4,072,481
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Fiscal Year	Executives	SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards Granted in Prior Fiscal Years	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c) = (i) + (ii) + (iii) + (iv) + (v)	(a) + (b) + (c)
2025	PEO: Paul S. Walker	$1,471,160	($787,965)	$193,918	($1,399,864)	($841,992)	$0	$0	($2,047,939)	($1,364,744)
	non-PEO NEOs	$615,915	($175,786)	$43,717	($184,373)	($132,190)	$0	$0	($272,846)	$167,284

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs Total Shareholder Return

As shown in the chart below, the CEOs’ and remaining NEOs’ compensation actually paid aligned with the Company’s Total Shareholder Return. This is primarily due to the Company’s use of equity awards in the LTIP, which change in value with changes in the Company’s share price, and is consistent with shareholder experience during this time. The chart also compares the Company’s cumulative TSR and the cumulative TSR of the selected peer group.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs Net Income

The chart below compares the CEOs’ and other NEOs’ compensation actually paid to our net income. Due to the proportion of compensation paid to our CEOs and other NEOs under the Company’s LTIP, which uses equity-based awards, compensation actually paid correlates more closely to our share price than to net income and the Company does not generally determine compensation specifically based on a net income performance measure.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs Qualified Adjusted EBITDA

The chart below compares the CEOs’ and other NEOs’ compensation actually paid to our Qualified Adjusted EBITDA. Qualified Adjusted EBITDA comprises the largest portion of the performance metrics for determining our LTIP and STIP awards. However, due to the proportion of compensation paid to our CEOs and other NEOs under the Company’s LTIP, compensation actually paid correlates more closely to our share price than to Qualified Adjusted EBITDA.

Tabular List, Table

The performance measures listed below represent the most important performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended August 31, 2025 and are described further in our Compensation Discussion and Analysis above.

Company Net Revenue
Qualified Adjusted EBITDA
Strategic Financial Measures (revenue retention, All Access Pass Revenue, etc.)

Total Shareholder Return Amount	$ 99.09	203.95	216.16	240.98	220.21
Peer Group Total Shareholder Return Amount	148.37	145.88	119.32	118.56	142.48
Net Income (Loss)	$ 3,068,000	$ 23,402,000	$ 17,781,000	$ 18,430,000	$ 13,623,000
Company Selected Measure Amount	28,757,000	55,273,000	48,066,000	42,197,000	27,958,000
PEO Name	Paul S. Walker	Paul S. Walker	Paul S. Walker	Paul S. Walker	Robert A. Whitman
Measure:: 1
Pay vs Performance Disclosure
Name	Company Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Qualified Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP financial measure. For more information on the Company’s use of this metric and a reconciliation to GAAP, see “Reconciliation of Non-GAAP Financial Measures” in Appendix A of this Proxy Statement.

Measure:: 4
Pay vs Performance Disclosure
Name	Strategic Financial Measures (revenue retention, All Access Pass Revenue, etc.)
Mr. Walker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,471,160	$ 3,043,048	$ 2,713,247	$ 2,116,006	$ 0
PEO Actually Paid Compensation Amount	(1,364,744)	2,190,612	2,922,337	3,128,299	0
Mr. Whitman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	0	2,954,251
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ 0	$ 15,489,154
PEO | Mr. Walker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(787,965)
PEO | Mr. Walker [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,047,939)
PEO | Mr. Walker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	193,918
PEO | Mr. Walker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,399,864)
PEO | Mr. Walker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Walker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(841,992)
PEO | Mr. Walker [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(175,786)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(272,846)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,717
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,373)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,190)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0